Exhibit 99.1

World Omni Auto Receivables Trust 2011-A

Monthly Servicer Certificate

December 31, 2012

Dates Covered
Collections Period	12/01/12 - 12/31/12
Interest Accrual Period	12/17/12 - 01/14/13
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/12	359,044,765.63	27,511
Yield Supplement Overcollateralization Amount at 11/30/12	12,140,488.48	0

Receivables Balance at 11/30/12	371,185,254.11	27,511
Principal Payments	16,243,990.81	657
Defaulted Receivables	448,787.91	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/12	11,308,570.59	0

Pool Balance at 12/31/12	343,183,904.80	26,826

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540
Delinquent Receivables:
Past Due 31-60 days	6,893,878.47	488
Past Due 61-90 days	1,319,447.31	102
Past Due 91 + days	337,413.11	22

Total	8,550,738.89	612

Total 31+ Delinquent as % Ending Pool Balance	2.49%

Recoveries	371,477.05

Aggregate Net Losses/(Gains) - December 2012	77,310.86

Overcollateralization Target Amount	20,591,034.29
Actual Overcollateralization	20,591,034.29

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	5.91%
Weighted Average Remaining Term	38.39

Flow of Funds	$ Amount

Collections	17,598,991.68
Advances	1,468.47
Investment Earnings on Cash Accounts	1,775.19
Servicing Fee	(309,321.05)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	17,292,914.29

Distributions of Available Funds
(1) Class A Interest	352,441.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	14,909,209.18
(9) Distribution to Certificateholders	1,933,594.59
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	17,292,914.29

Servicing Fee	309,321.05
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 12/17/12	337,502,079.69
Principal Paid	14,909,209.18
Note Balance @ 01/15/13	322,592,870.51

Class A-1
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-2
Note Balance @ 12/17/12	0.00
Principal Paid	0.00
Note Balance @ 01/15/13	0.00
Note Factor @ 01/15/13	0.0000000%

Class A-3
Note Balance @12/17/12	160,774,079.69
Principal Paid	14,909,209.18
Note Balance @ 01/15/13	145,864,870.51
Note Factor @ 01/15/13	68.4811599%

Class A-4
Note Balance @ 12/17/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	127,995,000.00
Note Factor @ 01/15/13	100.0000000%

Class B
Note Balance @ 12/17/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	24,366,000.00
Note Factor @ 01/15/13	100.0000000%

Class C
Note Balance @ 12/17/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 01/15/13	24,367,000.00
Note Factor @ 01/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	450,110.52
Total Principal Paid	14,909,209.18

Total Paid	15,359,319.70

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	148,716.02
Principal Paid	14,909,209.18

Total Paid to A-3 Holders	15,057,925.20

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5635342
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6661907

Total Distribution Amount	19.2297249

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6981973
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	69.9962872

Total A-3 Distribution Amount	70.6944845

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/12	72,065.30
Balance as of 12/31/12	73,533.77
Change	1,468.47

Reserve Account
Balance as of 12/17/12	2,064,965.17
Investment Earnings	199.82
Investment Earnings Paid	(199.82)
Deposit/(Withdrawal)	—
Balance as of 01/15/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17